Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expense and other current liabilities included the following:

	December 31,
	2016	2015
Accrued compensation, benefits and related taxes	$2,432,093	$1,377,270
Financed insurance premiums	3,293,859	3,194,564
State and local taxes payable	319,597	790,302
Insurance reserves	971,351	739,775
Other	1,529,298	1,948,073
Total	$8,546,198	$8,049,984